Quarterly Holdings Report
for
Fidelity® Japan Smaller Companies Fund
January 31, 2025
JSC-NPRT1-0425
1.813017.120
Common Stocks - 97.7%
	Shares	Value ($)
JAPAN - 97.7%
Communication Services - 2.6%
Entertainment - 2.6%
Capcom Co Ltd	295,500	6,746,912
Nintendo Co Ltd	54,000	3,542,653
		10,289,565
Consumer Discretionary - 11.4%
Automobiles - 2.4%
Subaru Corp	232,700	4,053,495
Suzuki Motor Corp	473,900	5,670,783
		9,724,278
Broadline Retail - 1.6%
Pan Pacific International Holdings Corp	222,400	6,191,916
Distributors - 0.9%
Central Automotive Products Ltd	127,000	3,760,968
Hotels, Restaurants & Leisure - 1.6%
Koshidaka Holdings Co Ltd	927,800	6,365,462
Leisure Products - 0.6%
Roland Corp	88,900	2,263,865
Specialty Retail - 3.4%
Fast Retailing Co Ltd	19,100	6,290,725
Fuji Corp/Miyagi	503,800	6,354,756
Intermestic Inc	48,100	782,486
		13,427,967
Textiles, Apparel & Luxury Goods - 0.9%
Fujibo Holdings Inc	109,000	3,625,039
TOTAL CONSUMER DISCRETIONARY		45,359,495

Consumer Staples - 8.4%
Beverages - 1.6%
Asahi Group Holdings Ltd	580,800	6,290,840
Consumer Staples Distribution & Retail - 0.8%
Kato Sangyo Co Ltd	110,500	3,120,656
Food Products - 4.5%
Ajinomoto Co Inc	156,600	6,277,684
Kotobuki Spirits Co Ltd (a)	440,700	6,439,973
Toyo Suisan Kaisha Ltd	79,200	5,117,595
		17,835,252
Household Products - 0.7%
Transaction Co Ltd	248,300	3,091,699
Personal Care Products - 0.8%
Rohto Pharmaceutical Co Ltd	193,900	3,287,132
TOTAL CONSUMER STAPLES		33,625,579

Energy - 3.5%
Oil, Gas & Consumable Fuels - 3.5%
ENEOS Holdings Inc	1,124,400	5,652,717
Inpex Corp	689,700	8,230,916
		13,883,633
Financials - 13.8%
Banks - 5.6%
Chiba Bank Ltd/The	948,400	8,077,194
Hokuhoku Financial Group Inc	589,400	8,016,793
Kyoto Financial Group Inc	423,700	6,371,705
		22,465,692
Consumer Finance - 1.6%
Credit Saison Co Ltd	268,900	6,338,551
Financial Services - 0.7%
Zenkoku Hosho Co Ltd (a)	73,400	2,604,070
Insurance - 5.9%
LIFENET INSURANCE CO (a)(b)	244,100	3,048,521
Sompo Holdings Inc	319,800	8,917,965
T&D Holdings Inc	401,100	7,630,860
Tokio Marine Holdings Inc	124,900	4,119,623
		23,716,969
TOTAL FINANCIALS		55,125,282

Health Care - 1.9%
Health Care Providers & Services - 0.8%
As One Corp	189,000	3,089,640
Pharmaceuticals - 1.1%
Santen Pharmaceutical Co Ltd	437,000	4,397,453
TOTAL HEALTH CARE		7,487,093

Industrials - 23.5%
Construction & Engineering - 1.0%
Hazama Ando Corp	295,700	2,211,592
Hibiya Engineering Ltd (a)(b)	81,400	2,009,990
		4,221,582
Electrical Equipment - 4.0%
Fuji Electric Co Ltd	109,800	5,231,417
SWCC Corp	222,000	10,824,938
		16,056,355
Ground Transportation - 1.4%
Kyushu Railway Co	223,900	5,444,574
Machinery - 5.3%
CKD Corp	198,400	3,228,206
IHI Corp	111,000	6,640,936
Mitsubishi Heavy Industries Ltd	375,300	5,492,608
Takeuchi Manufacturing Co Ltd	66,100	2,313,752
Yaskawa Electric Corp	118,000	3,425,928
		21,101,430
Marine Transportation - 1.1%
Nippon Concept Corp	363,300	4,283,565
Professional Services - 4.4%
Funai Soken Holdings Inc	262,780	4,077,116
Open Up Group Inc	214,600	2,607,026
TKC Corp	169,800	4,168,254
Visional Inc (b)	132,600	6,577,849
		17,430,245
Trading Companies & Distributors - 4.9%
Inaba Denki Sangyo Co Ltd	165,200	3,934,733
ITOCHU Corp	87,800	4,042,670
Mitani Corp	404,700	5,108,066
Senshu Electric Co Ltd	160,100	5,191,662
Totech Corp	89,500	1,365,709
		19,642,840
Transportation Infrastructure - 1.4%
Kamigumi Co Ltd	254,500	5,544,675
TOTAL INDUSTRIALS		93,725,266

Information Technology - 18.2%
Electronic Equipment, Instruments & Components - 8.8%
Amano Corp	240,000	6,277,832
Azbil Corp	599,900	4,518,867
Dexerials Corp	363,000	4,730,399
Hamamatsu Photonics KK (a)	345,700	4,266,462
Ibiden Co Ltd	139,900	4,102,288
Maruwa Co Ltd/Aichi	25,500	6,243,443
Riken Keiki Co Ltd (a)	143,100	2,866,043
Shibaura Electronics Co Ltd	103,700	2,122,867
		35,128,201
IT Services - 3.8%
Ad-sol Nissin Corp (b)	81,400	1,021,876
Argo Graphics Inc (a)	260,100	8,243,663
NSD Co Ltd	283,600	5,987,913
		15,253,452
Semiconductors & Semiconductor Equipment - 1.5%
Renesas Electronics Corp	452,800	6,065,020
Software - 3.3%
m-up Holdings Inc (b)	246,700	2,540,318
Money Forward Inc (b)	324,550	8,981,855
WingArc1st Inc	78,100	1,724,203
		13,246,376
Technology Hardware, Storage & Peripherals - 0.8%
FUJIFILM Holdings Corp	136,100	2,998,432
TOTAL INFORMATION TECHNOLOGY		72,691,481

Materials - 10.6%
Chemicals - 6.3%
C Uyemura & Co Ltd	86,200	5,714,167
Kuraray Co Ltd	306,700	4,490,115
NOF Corp	198,400	2,639,593
Osaka Soda Co Ltd	547,200	5,875,513
Resonac Holdings Corp	135,700	3,289,599
Tokyo Ohka Kogyo Co Ltd	147,700	3,290,981
		25,299,968
Construction Materials - 1.2%
Maeda Kosen Co Ltd	380,000	4,706,283
Metals & Mining - 3.1%
Dowa Holdings Co Ltd	108,300	3,225,235
Yamato Kogyo Co Ltd	186,600	9,234,039
		12,459,274
TOTAL MATERIALS		42,465,525

Real Estate - 1.5%
Real Estate Management & Development - 1.5%
Katitas Co Ltd	212,700	2,973,728
Starts Corp Inc	138,300	3,435,515
		6,409,243
Utilities - 2.3%
Electric Utilities - 1.2%
Kansai Electric Power Co Inc/The	438,300	4,835,668
Gas Utilities - 1.1%
Nippon Gas Co Ltd	301,300	4,225,072
TOTAL UTILITIES		9,060,740

TOTAL JAPAN		390,122,902
TOTAL COMMON STOCKS (Cost $293,135,069)		390,122,902

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.37	412,663	412,746
Fidelity Securities Lending Cash Central Fund (c)(d)	4.37	13,082,291	13,083,599
TOTAL MONEY MARKET FUNDS (Cost $13,496,345)			13,496,345

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $306,631,414)	403,619,247
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(4,451,840)
NET ASSETS - 100.0%	399,167,407

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	472,348	5,348,077	5,407,679	4,058	-	-	412,746	412,663	0.0%
Fidelity Securities Lending Cash Central Fund	9,338,303	38,618,834	34,873,538	23,635	-	-	13,083,599	13,082,291	0.1%
Total	9,810,651	43,966,911	40,281,217	27,693	-	-	13,496,345	13,494,954

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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